ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of amortized over their estimated useful lives

Years of estimated useful life
Service concession arrangement	2
Software	4

Disclosure of estimated useful lives

Years of estimated useful life
Machinery and equipment	3-10 years
Other fixtures, fittings and tools	3-15 years

Disclosure of Standards and Amendments

Standards and Amendments		Mandatory application: annual periods beginning on or after
Amendment to IFRS 3 - Reference to the Conceptual Framework	IFRS 3 is updated to align the definitions of assets and liabilities in a business combination with those in the Conceptual Framework.	1 January 2022
Amendment to IAS 16 - Proceeds Before Intended Use	The amendment prohibits deducting any proceeds from the sale of items produced while the company is preparing an asset for its intended use from the cost of an item of property, plant and equipment.	1 January 2022
Amendment to IAS 37 - Onerous Contracts - Cost of Fulfilling a Contract	The amendment explains that the direct cost of fulfilling a contract includes the incremental costs of fulfilling that contract and an allocation of other costs directly related to the performance of the contract.	1 January 2022
Annual Improvements to IFRS 2018–2020.	Minor Amendments to IFRS 1, IFRS 9, IFRS 16 and IAS 41.	1 January 2022
Amendments to IAS 1- Presentation of Financial Statements	Clarifications regarding the presentation of liabilities as current and non-current.	1 January 2023
IFRS 17 - Insurance Contracts	Replaces IFRS 4 and clarifies the principles of registration, measurement, presentation and disclosure of insurance contracts in order to ensure that the entity provides relevant and reliable information that allows the users of the information to determine the effects of the contracts on their financial statements.	1 January 2023
Amendments to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates	The amendments will make it easier to distinguish between changes in accounting estimates and changes in accounting policies.	1 January 2023
Amendments to IAS 1- Presentation of Financial Statements. Disclosure of accounting policies	The amendments will help improve disclosures on accounting policies to provide more useful information to investors and other primary users of financial statements.	1 January 2023
Amendment to IAS 12 - Deferred tax on leases and decommissioning obligations	The amendments will clarify that the exceptions to initial recognition are not applicable when there are taxable and deductible timing differences for the same amount.	1 January 2023